Post-retirement and other defined benefit schemes - Amounts charged to comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-retirement benefits
Past service (cost)/credit	$ (6)	$ (5)
Net interest on post-employment defined benefit plan liabilities	(29)	(26)	$ (37)
Other comprehensive income
Remeasurement of the defined benefit liability	1,118	626	$ (168)
Pension schemes
Post-retirement benefits
Current service cost	(88)	(124)
Past service (cost)/credit	(6)	(5)
Expenses	(7)	(7)
Total charge to Operating profit	(101)	(136)
Interest income on scheme assets	175	119
Interest expense on post-retirement scheme obligations	(204)	(145)
Net interest on post-employment defined benefit plan liabilities	(29)	(26)
Charge before taxation	(130)	(162)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(2,467)	415
Experience gains/(losses) arising on the post-retirement scheme obligations	(66)	22
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	3,727	194
Changes in demographic assumptions	(76)	(5)
Remeasurement of the defined benefit liability	1,118	626
Pension schemes | UK defined benefit plans
Post-retirement benefits
Current service cost	(14)	(18)
Past service (cost)/credit	(5)	(4)
Expenses	(5)	(7)
Total charge to Operating profit	(24)	(29)
Interest income on scheme assets	123	75
Interest expense on post-retirement scheme obligations	(132)	(87)
Net interest on post-employment defined benefit plan liabilities	(9)	(12)
Charge before taxation	(33)	(41)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(1,964)	372
Experience gains/(losses) arising on the post-retirement scheme obligations	55	(43)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	2,272	239
Changes in demographic assumptions	(84)	3
Remeasurement of the defined benefit liability	279	571
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(38)	(35)
Past service (cost)/credit	3
Total charge to Operating profit	(35)	(35)
Interest income on scheme assets	5	5
Interest expense on post-retirement scheme obligations	(12)	(8)
Net interest on post-employment defined benefit plan liabilities	(7)	(3)
Charge before taxation	(42)	(38)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(55)	3
Experience gains/(losses) arising on the post-retirement scheme obligations	(6)	74
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	275	(61)
Changes in demographic assumptions	(1)	(4)
Remeasurement of the defined benefit liability	213	12
US | Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(1)	(2)
Expenses	(2)
Total charge to Operating profit	(3)	(2)
Interest income on scheme assets	29	27
Interest expense on post-retirement scheme obligations	(29)	(28)
Net interest on post-employment defined benefit plan liabilities		(1)
Charge before taxation	(3)	(3)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(295)	(22)
Experience gains/(losses) arising on the post-retirement scheme obligations	(16)	(9)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	284	59
Changes in demographic assumptions		(4)
Remeasurement of the defined benefit liability	(27)	24
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(35)	(69)
Past service (cost)/credit	(4)	(1)
Total charge to Operating profit	(39)	(70)
Interest income on scheme assets	18	12
Interest expense on post-retirement scheme obligations	(31)	(22)
Net interest on post-employment defined benefit plan liabilities	(13)	(10)
Charge before taxation	(52)	(80)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(153)	62
Experience gains/(losses) arising on the post-retirement scheme obligations	(99)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	896	(43)
Changes in demographic assumptions	9
Remeasurement of the defined benefit liability	$ 653	$ 19